NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 93.4%
Commodity Chemicals — 0.9%
LG Chem Ltd. (South Korea)	9,530	$2,367,874
Construction Materials — 1.0%
CRH PLC (Ireland)	96,505	2,609,591
Consumer Electronics — 0.5%
Panasonic Corp. (Japan)	165,500	1,262,279
Copper — 5.0%
Antofagasta PLC (Chile)	315,905	3,005,645
First Quantum Minerals Ltd. (Zambia)	579,515	2,960,785
Freeport-McMoRan, Inc.	446,830	3,016,102
Lundin Mining Corp. (Chile)	1,014,738	3,814,371
		12,796,903
Diversified Metals & Mining — 7.2%
BHP Group Ltd. (Australia)	518,396	9,191,354
Rio Tinto PLC (Australia)	201,556	9,222,961
		18,414,315
Electric Utilities — 6.2%
Enel SpA (Italy)	455,085	3,176,542
NextEra Energy, Inc.	18,775	4,517,641
Orsted A/S (Denmark), 144A	38,166	3,726,813
Xcel Energy, Inc.	73,020	4,403,106
		15,824,102
Electrical Components & Equipment — 4.7%
AMETEK, Inc.	36,285	2,613,245
Eaton Corp. PLC	35,800	2,781,302
Schneider Electric SE (France)	38,350	3,264,966
Sunrun, Inc.*	146,410	1,478,741
Varta AG (Germany)*(a)	23,980	1,715,236
		11,853,490
Electronic Components — 1.1%
Samsung SDI Co. Ltd. (South Korea)	13,815	2,694,091
Electronic Equipment & Instruments — 1.3%
Itron, Inc.*	58,220	3,250,423
Fertilizers & Agricultural Chemicals — 2.6%
FMC Corp.	52,540	4,291,993
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	98,030	2,210,576
		6,502,569
Gold — 1.5%
Barrick Gold Corp. (Canada)	102,215	1,872,579
Newmont Corp.(a)	41,190	1,865,083
		3,737,662
Heavy Electrical Equipment — 1.8%
NEL ASA (Norway)*(a)	1,752,815	1,716,221
Vestas Wind Systems A/S (Denmark)	34,344	2,781,437
		4,497,658
Independent Power Producers & Energy Traders — 1.0%
AES Corp.	186,865	2,541,364
	Shares	Value
Common Stocks (continued)
Industrial Gases — 8.9%
Air Liquide SA (France)	48,267	$6,182,008
Air Products & Chemicals, Inc.	37,200	7,425,492
Linde PLC (United Kingdom)	51,745	8,951,885
		22,559,385
Industrial Machinery — 1.1%
Chart Industries, Inc.*	99,695	2,889,161
Industrial REITs — 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	84,880	1,732,401
Integrated Oil & Gas — 13.1%
BP PLC (United Kingdom)	1,739,121	7,255,862
Chevron Corp.	100,765	7,301,432
Equinor ASA (Norway)	211,345	2,615,185
Exxon Mobil Corp.	100,725	3,824,528
Royal Dutch Shell PLC (Netherlands), (Class A Stock)	283,560	4,947,119
TOTAL SA (France)	194,056	7,427,276
		33,371,402
IT Consulting & Other Services — 0.7%
NEC Corp. (Japan)	51,600	1,879,095
Metal & Glass Containers — 3.0%
Ball Corp.	57,030	3,687,560
Crown Holdings, Inc.*	66,155	3,839,636
		7,527,196
Oil & Gas Exploration & Production — 7.0%
Cabot Oil & Gas Corp.	168,425	2,895,226
Concho Resources, Inc.(a)	56,190	2,407,742
ConocoPhillips	82,415	2,538,382
Diamondback Energy, Inc.	90,665	2,375,423
EOG Resources, Inc.	85,746	3,079,996
Hess Corp.	48,025	1,599,233
Pioneer Natural Resources Co.	39,856	2,795,898
		17,691,900
Oil & Gas Refining & Marketing — 4.4%
Marathon Petroleum Corp.	107,810	2,546,472
Neste OYJ (Finland)	118,007	4,002,194
Renewable Energy Group, Inc.*	68,105	1,398,196
Valero Energy Corp.	72,592	3,292,773
		11,239,635
Oil & Gas Storage & Transportation — 5.5%
Kinder Morgan, Inc.	306,230	4,262,722
ONEOK, Inc.	107,440	2,343,266
TC Energy Corp. (Canada)	74,513	3,311,865
Williams Cos., Inc. (The)	291,685	4,127,343
		14,045,196
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—
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NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Railroads — 2.6%
Kansas City Southern(a)	29,005	$3,688,856
Union Pacific Corp.	21,410	3,019,666
		6,708,522
Renewable Electricity — 1.3%
Scatec Solar ASA (Norway), 144A	174,590	2,188,732
Sunnova Energy International, Inc.*(a)	116,735	1,175,521
		3,364,253
Semiconductor Equipment — 1.9%
Enphase Energy, Inc.*(a)	79,905	2,580,133
SolarEdge Technologies, Inc.*(a)	29,240	2,394,171
		4,974,304
Specialty Chemicals — 8.4%
Ecolab, Inc.	43,588	6,792,318
PPG Industries, Inc.	36,635	3,062,686
Sherwin-Williams Co. (The)	12,470	5,730,214
Shin-Etsu Chemical Co. Ltd. (Japan)	30,200	2,987,589
Umicore SA (Belgium)	77,827	2,695,563
		21,268,370

Total Common Stocks (cost $274,375,539)		237,603,141
Exchange-Traded Funds — 5.7%
Invesco Solar ETF(a)	254,315	6,416,368
VanEck Vectors Gold Miners ETF	344,385	7,934,630

Total Exchange-Traded Funds (cost $15,863,197)		14,350,998

	Units
Rights* — 0.0%
Heavy Electrical Equipment
NEL ASA (Norway), expiring 04/07/20	12,986	848
(cost $0)

Total Long-Term Investments (cost $290,238,736)		251,954,987

	Shares	Value
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,133,300	$2,133,300
PGIM Institutional Money Market Fund (cost $21,502,749; includes $21,480,684 of cash collateral for securities on loan)(b)(w)	21,538,279	21,503,818

Total Short-Term Investments (cost $23,636,049)		23,637,118

TOTAL INVESTMENTS—108.4% (cost $313,874,785)		275,592,105

Liabilities in excess of other assets — (8.4)%		(21,279,290)

Net Assets — 100.0%		$254,312,815

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,854,166; cash collateral of $21,480,684 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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